Expenses by nature	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Expenses by nature
25. Expenses by nature

	Year ended March 31,
	2019		2020		2021
Employee compensation	₹	299,774	₹	326,571	₹	332,371
Sub-contracting/ technical fees		94,725		90,521		83,609
Cost of hardware and software		13,567		11,491		7,684
Travel		17,768		18,169		5,258
Facility expenses		22,213		19,733		20,255
Depreciation, amortization and impairment*		19,474		20,862		27,656
Communication		4,561		4,812		6,069
Legal and professional fees		4,361		4,733		5,561
Rates, taxes and insurance		1,621		3,004		3,475
Marketing and brand building		2,714		2,532		1,011
Lifetime expected credit loss		980		1,043		1,506
Miscellaneous expenses**		11,736		5,344		4,836

Total cost of revenues, selling and marketing expenses and general and administrative expenses	₹	493,494	₹	508,815	₹	499,291

*
Depreciation, amortization, and impairment includes impairment charge on certain software platforms, capital work-in-progress, property, plant and equipment and intangible assets amounting to
₹
2,318, Nil and
₹
2,418, for the year ended March 31, 2019, 2020 and 2021, respectively.

**
Miscellaneous expenses for the year ended March 31, 2019, includes an amount of
₹
5,141 ($ 75 million) paid to National Grid on settlement of a legal claim against the Company and for the year ended March 31, 2021, includes an amount of
₹
991 towards COVID-19 contributions.